Commitments and Contingencies - Crude Oil Supply Agreement (Details) - Crude Oil Supply Agreement		12 Months Ended
	Aug. 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecorded Unconditional Purchase Obligation [Line Items]
Renewal term of agreement	1 year
Number of days for prior notice of nonrenewal	180 days
Petroleum Segment | Contracted Volume | Supplier Concentration Risk
Unrecorded Unconditional Purchase Obligation [Line Items]
Volume contracted throughout Vitol as percentage of total crude oil purchases		42.00%	55.00%	61.00%